Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Preference shares, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)		5,000,000	5,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary Shares subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary Shares redemption value per share (in Dollars per share)		10.13	0
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)		665,000
Ordinary shares, shares outstanding (in Shares)		665,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[1]	7,666,667	7,666,667
Ordinary shares, shares outstanding (in Shares)	[1]	7,666,667	7,666,667

[1]	Includes an aggregate of up to 1,000,000 Class B Ordinary Shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (Note 5). On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per Units, including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option; hence, the 1,000,000 shares of Class B Ordinary Shares were no longer subject to forfeiture.